OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2016	2015

Prepaid expenses	$248	$146
Government authorities	51	12

Advance payments to vendors	50	46

	$349	$204